1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
JAMES CATANO james.catano@dechert.com +1 202 261 3376 Direct +1 202 261 3333 Fax

February 19, 2025

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re:            Old Westbury Funds, Inc. (the “Registrant”)

File Nos. 033-66528 and 811-07912

Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify, on behalf of the Registrant, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A, which was filed on February 14, 2025, and (ii) the text of Post-Effective Amendment No. 89 was filed electronically via EDGAR with the U.S. Securities and Exchange Commission on February 14, 2025.

No fees are required in connection with this filing. Should you have any questions regarding this certification, please do not hesitate to contact me at (202) 261-3376.

Sincerely,
/s/ James V. Catano
James V. Catano